Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (33,083)	$ (11,802)	$ (19,559)	$ (7,569)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	152	194	257	192
Stock-based compensation	895	125	183	191
Non-cash interest expense	39	2,524	2,528	444
Change in fair value of convertible preferred stock warrant liability	3,300	(2,713)	(2,833)	(100)
Change in fair value of convertible preferred stock purchase right				(3,707)
Deferred rent	(54)	(9)	(24)	317
Changes in operating assets and liabilities:
Prepaid and other assets	(542)	(74)	(1,013)	(530)
Accounts payable	(814)	(249)	874	641
Accrued expenses	2,076	450	60	(472)
Accrued compensation	1,010	413	60	(235)
Net cash used in operating activities	(27,021)	(11,141)	(19,467)	(10,828)
Cash flows from investing activities:
(Increase) decrease in restricted cash	75		(25)
Purchases of property and equipment	(402)	(445)	(486)	(185)
Net cash used in investing activities	(327)	(445)	(511)	(185)
Cash flows from financing activities:
Proceeds from convertible notes payable		7,009	7,009	8,011
Proceeds from issuance of convertible preferred stock, net of issuance costs	49,239	22,641	45,585
Proceeds from issuance of common stock in initial public offering, net of fees	104,681
Proceeds from issuance of restricted common stock and exercise of stock options, net of early exercise liability	98	5	5	3
Proceeds from exercise of preferred stock warrants	1,201
Net cash provided by financing activities	155,219	29,655	52,599	8,014
Net change in cash	127,871	18,069	32,621	(2,999)
Cash at beginning of period	37,284	4,663	4,663	7,662
Cash at end of period	165,155	22,732	37,284	4,663
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable and accrued expenses	19	7	15
Conversion of convertible notes payable and accrued interest into convertible preferred stock		15,982	15,982
Initial public offering costs in accounts payable and accrued expenses	$ 555